Average Annual Total Returns - Invesco VI Main Street Mid Cap Fund	Series I Inception Date	Series I 1 Year	Series I 5 Years	Series I 10 Years	Series II Inception Date	Series II 1 Year	Series II 5 Years	Series II 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years	Russell Midcap® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell Midcap® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell Midcap® Index (reflects no deduction for fees, expenses or taxes) 10 Years	Lipper VUF Mid-Cap Core Funds Index 1 Year	Lipper VUF Mid-Cap Core Funds Index 5 Years	Lipper VUF Mid-Cap Core Funds Index 10 Years
Total	Sep. 10, 2001	9.25%	9.60%	7.81%	Sep. 10, 2001	8.94%	9.33%	7.55%	18.40%	15.22%	13.88%	17.10%	13.40%	12.41%	11.26%	11.09%	10.33%